RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Note	Borrowings & derivative financial instruments US$’000	Short-term lease liabilities US$’000	Long-term lease liabilities US$’000

Balance at 1 January 2017	24,25	96,492	273	732
Cash-flows:
Interest paid		(4,600)	—	—
Repayment		—	(295)	—
Proceeds		—	28	24

Non-cash:
Interest charged		4,600	—	—
Exchange adjustment		—	53	71
Accretion interest		723	—	—
Fair value		(2,030)	—	—
Reclassification		—	295	(295)

Balance at 31 December 2017	24,25	98,185	354	532

	Note	Borrowings & derivative financial instruments US$’000	Short-term lease liabilities US$’000	Long-term lease liabilities US$’000

Balance at 1 January 2016		102,734	271	1,042
Cash-flows:
Interest paid		(4,600)	—	—
Repayment		—	(282)	—

Non-cash:
Interest charged		4,600	—	—
Exchange adjustment		—	(5)	(21)
Accretion interest		718	—	—
Fair value		(6,960)	—	—
Reclassification		—	289	(289)

Balance at 31 December 2016	24,25	96,492	273	732